Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Share Based Compensation Expense	The table below presents a summary of the Group’s share-based compensation expense for the years ended December 31, 2021, 2022 and 2023:
	For the years ended December 31,
	2021	2022	2023
General and administrative expenses	$25,663,139	$4,528,788	$15,095,968